Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Depreciation, Depletion and Amortization

2014	Regulated				Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate Ranges	Depreciable Life Ranges	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate Ranges	Depreciable Life Ranges
	(in millions)			(in years)	(in millions)			(in years)
Generation	$18,394	$7,313	1.7 - 3.5%	31 - 132	$7,333	$3,135	2.6 - 3.4%	35 - 66
Transmission	12,395	2,877	1.4 - 2.7%	15 - 87	38	17	2.3%	43 - 55
Distribution	17,157	4,145	2.4 - 3.7%	7 - 75	—	—	NA	NA
CWIP	3,088	(126)	NM	NM	130	1	NM	NM
Other	4,361	2,254	2.1 - 8.6%	5 - 75	1,409	572	17.1%	25 - 50
Total	$55,395	$16,463			$8,910	$3,725

2013	Regulated				Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate Ranges	Depreciable Life Ranges	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate Ranges	Depreciable Life Ranges
	(in millions)			(in years)	(in millions)			(in years)
Generation	$17,873	$7,168	1.7 - 3.7%	31 - 132	$7,201	$2,969	2.6 - 3.3%	35 - 66
Transmission	10,854	2,805	1.1 - 2.7%	25 - 87	39	16	2.5%	43 - 55
Distribution	16,377	3,988	2.3 - 3.8%	11 - 75	—	—	NA	NA
CWIP	2,326	(121)	NM	NM	145	1	NM	NM
Other	4,116	1,931	2.0 - 7.9%	5 - 75	1,354	531	NM	NM
Total	$51,546	$15,771			$8,739	$3,517

2012	Regulated		Nonregulated
Functional Class of Property	Annual Composite Depreciation Rate Ranges	Depreciable Life Ranges	Annual Composite Depreciation Rate Ranges	Depreciable Life Ranges
		(in years)		(in years)
Generation	1.7 - 3.8%	31 - 132	2.6 - 3.3%	35 - 66
Transmission	1.2 - 2.8%	25 - 87	NA	NA
Distribution	2.4 - 3.9%	11 - 75	NA	NA
CWIP	NM	NM	NM	NM
Other	1.8 - 9.6%	5 - 75	NM	NM

NA    Not applicable.
NM    Not meaningful.

Asset Retirement Obligation (ARO)

Carrying Amount of ARO
(in millions)
ARO as of December 31, 2012	$1,696
Accretion Expense	103
Liabilities Incurred	4
Liabilities Settled	(22)
Revisions in Cash Flow Estimates	54
ARO as of December 31, 2013	1,835
Accretion Expense	95
Liabilities Incurred	42
Liabilities Settled	(34)
Revisions in Cash Flow Estimates	81
ARO as of December 31, 2014	$2,019

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Allowance for Equity Funds Used During Construction	$103	$73	$93
Allowance for Borrowed Funds Used During Construction	44	40	69

Jointly-owned Electric Facilities

			Company’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
W.C. Beckjord Generating Station, Unit 6 (a)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (b)	Coal	43.5%	336	2	66
J.M. Stuart Generating Station (c)	Coal	26.0%	553	12	206
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	812	4	410
Dolet Hills Generating Station, Unit 1 (d)	Lignite	40.2%	330	4	201
Flint Creek Generating Station, Unit 1 (e)	Coal	50.0%	125	120	68
Pirkey Generating Station, Unit 1 (e)	Lignite	85.9%	531	36	381
Oklaunion Generating Station, Unit 1 (f)	Coal	70.3%	409	10	228
Turk Generating Plant (e)	Coal	73.33%	1,647	1	70
Transmission	NA	(g)	82	1	49
Total			$4,825	$190	$1,679

			Company’s Share as of December 31, 2013
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
W.C. Beckjord Generating Station, Unit 6 (a)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (b)	Coal	43.5%	335	2	55
J.M. Stuart Generating Station (c)	Coal	26.0%	544	11	190
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	809	2	399
Dolet Hills Generating Station, Unit 1 (d)	Lignite	40.2%	262	47	198
Flint Creek Generating Station, Unit 1 (e)	Coal	50.0%	123	54	66
Pirkey Generating Station, Unit 1 (e)	Lignite	85.9%	519	29	376
Oklaunion Generating Station, Unit 1 (f)	Coal	70.3%	404	7	223
Turk Generating Plant (e)	Coal	73.33%	1,638	13	35
Transmission	NA	(g)	78	—	50
Total			$4,712	$165	$1,592

(a)	Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 7.

(b)	Operated by AGR.

(c)	Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)	Operated by CLECO, a nonaffiliated company.

(e)	Operated by SWEPCo.

(f)	Operated by PSO and also jointly-owned (54.7%) by TNC.

(g)	Varying percentages of ownership.

NA	Not applicable

Appalachian Power Co [Member]
Depreciation, Depletion and Amortization

APCo

2014	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$6,824,029	$2,433,231	3.1%	40	-	121	$—	$—	NA	NA
Transmission	2,228,029	507,542	1.7%	15	-	87	—	—	NA	NA
Distribution	3,258,306	722,665	3.5%	13	-	57	—	—	NA	NA
CWIP	321,495	(19,405)	NM	NM			—	—	NA	NA
Other	339,175	167,171	6.9%	24	-	55	34,345	12,460	NM	NM
Total	$12,971,034	$3,811,204					$34,345	$12,460

2013	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$6,745,172	$2,306,545	3.0%	40	-	121	$—	$—	NA	NA
Transmission	2,160,660	490,143	1.6%	25	-	87	—	—	NA	NA
Distribution	3,139,150	674,351	3.5%	11	-	52	—	—	NA	NA
CWIP	184,701	(19,297)	NM	NM			—	—	NA	NA
Other	323,758	153,797	7.3%	24	-	55	33,759	12,451	NM	NM
Total	$12,553,441	$3,605,539					$33,759	$12,451

2012	Regulated				Nonregulated
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)
Generation	3.0%	40	-	121	NA	NA
Transmission	1.6%	25	-	87	NA	NA
Distribution	3.4%	13	-	57	NA	NA
CWIP	NM	NM			NA	NA
Other	6.8%	24	-	55	NM	NM

NA	Not applicable.

NM	Not meaningful.

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2014
(in thousands)
APCo (a)(d)	$152,607	$9,081	$—	$(23,992)	$10,681	$—	$148,377
I&M (a)(b)(d)	1,255,184	60,005	—	(1,380)	28,740	—	1,342,549
OPCo (a)(d)	1,297	80	—	(26)	10	—	1,361
PSO (a)(d)	22,928	1,786	—	(749)	14,055	—	38,020
SWEPCo (a)(c)(d)	87,630	5,156	—	(1,102)	2,710	—	94,394

Company	ARO as of December 31, 2012	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2013
(in thousands)
APCo (a)(d)	$115,168	$7,343	$—	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	—	(635)	(9,152)	—	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	—	(755)	(19)	—	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	—	87,630

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.3 billion and $1.2 billion as of December 31, 2014 and 2013.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,810	$1,522	$1,347
I&M	8,015	9,752	4,717
OPCo	4,436	10,102	9,046
PSO	1,792	2,272	1,098
SWEPCo	6,949	4,262	48,499

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,053	$2,353	$1,684
I&M	18,873	19,943	9,724
OPCo	6,913	4,961	3,492
PSO	3,071	4,187	2,007
SWEPCo	11,947	7,338	57,054

Jointly-owned Electric Facilities

			Company’s Share as of December 31, 2014
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50.0%	$801,536	$119,921	$492,184

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$94,678	$2,558	$57,490

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$329,706	$3,739	$201,321
Flint Creek Generating Station, Unit 1 (d)	Coal	50.0%	125,114	119,629	67,948
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	531,064	36,490	381,058
Turk Generating Plant (d)	Coal	73.33%	1,647,005	889	69,820
Total			$2,632,889	$160,747	$720,147

			Company’s Share as of December 31, 2013
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (d)	Coal	50%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (d)	Coal	73.33%	1,638,044	13,081	35,455
Total			2,541,453	143,326	674,439

(a)	Operated by I&M.

(b)	Operated by PSO and also jointly-owned (54.7%) by TNC.

(c)	Operated by CLECO, a nonaffiliated company.

(d)	Operated by SWEPCo.

Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization

I&M

2014	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,741,831	$1,855,162	2.0%	59	-	132	$—	$—	NA	NA
Transmission	1,358,419	432,927	1.7%	50	-	75	—	—	NA	NA
Distribution	1,698,409	413,040	2.8%	15	-	70	—	—	NA	NA
CWIP	537,237	(27,858)	NM	NM			—	—	NA	NA
Other	1,342,813	628,991	6.1%	14	-	45	148,007	108,079	NM	NM
Total	$8,678,709	$3,302,262					$148,007	$108,079

2013	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,577,906	$1,887,333	1.9%	59	-	132	$—	$—	NA	NA
Transmission	1,304,225	420,295	1.5%	50	-	75	—	—	NA	NA
Distribution	1,625,057	390,014	2.8%	15	-	70	—	—	NA	NA
CWIP	427,164	(18,824)	NM	NM			—	—	NA	NA
Other	1,268,597	509,426	4.9%	14	-	45	152,764	111,105	NM	NM
Total	$8,202,949	$3,188,244					$152,764	$111,105

2012	Regulated				Nonregulated
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)
Generation	1.7%	59	-	132	NA	NA
Transmission	1.5%	46	-	75	NA	NA
Distribution	2.5%	14	-	70	NA	NA
CWIP	NM	NM			NA	NA
Other	9.6%	14	-	40	NM	NM

NA	Not applicable.

NM	Not meaningful.

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2014
(in thousands)
APCo (a)(d)	$152,607	$9,081	$—	$(23,992)	$10,681	$—	$148,377
I&M (a)(b)(d)	1,255,184	60,005	—	(1,380)	28,740	—	1,342,549
OPCo (a)(d)	1,297	80	—	(26)	10	—	1,361
PSO (a)(d)	22,928	1,786	—	(749)	14,055	—	38,020
SWEPCo (a)(c)(d)	87,630	5,156	—	(1,102)	2,710	—	94,394

Company	ARO as of December 31, 2012	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2013
(in thousands)
APCo (a)(d)	$115,168	$7,343	$—	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	—	(635)	(9,152)	—	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	—	(755)	(19)	—	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	—	87,630

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.3 billion and $1.2 billion as of December 31, 2014 and 2013.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,810	$1,522	$1,347
I&M	8,015	9,752	4,717
OPCo	4,436	10,102	9,046
PSO	1,792	2,272	1,098
SWEPCo	6,949	4,262	48,499

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,053	$2,353	$1,684
I&M	18,873	19,943	9,724
OPCo	6,913	4,961	3,492
PSO	3,071	4,187	2,007
SWEPCo	11,947	7,338	57,054

Jointly-owned Electric Facilities

			Company’s Share as of December 31, 2014
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50.0%	$801,536	$119,921	$492,184

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$94,678	$2,558	$57,490

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$329,706	$3,739	$201,321
Flint Creek Generating Station, Unit 1 (d)	Coal	50.0%	125,114	119,629	67,948
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	531,064	36,490	381,058
Turk Generating Plant (d)	Coal	73.33%	1,647,005	889	69,820
Total			$2,632,889	$160,747	$720,147

			Company’s Share as of December 31, 2013
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (d)	Coal	50%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (d)	Coal	73.33%	1,638,044	13,081	35,455
Total			2,541,453	143,326	674,439

(a)	Operated by I&M.

(b)	Operated by PSO and also jointly-owned (54.7%) by TNC.

(c)	Operated by CLECO, a nonaffiliated company.

(d)	Operated by SWEPCo.

Ohio Power Co [Member]
Depreciation, Depletion and Amortization

2012	Regulated	Nonregulated
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges	Annual Composite Depreciation Rate	Depreciable Life Ranges
(in years)	(in years)
Generation	NA	NA	3.0%	35	-	66
Transmission	2.3%	39	-	60	NA	NA
Distribution	2.7%	12	-	60	NA	NA
CWIP	NM	NM	NM	NM
Other	7.3%	25	-	50	NM	NM

NA	Not applicable.

NM	Not meaningful.

OPCo

2014	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Transmission	$2,104,613	$844,353	2.3%	39	-	60	$—	$—	NA	NA
Distribution	4,087,601	1,050,888	2.7%	7	-	57	—	—	NA	NA
CWIP	218,667	(39,218)	NM	NM			—	—	NA	NA
Other	380,453	181,258	7.0%	7	-	50	10,395	839	NM	NM
Total	$6,791,334	$2,037,281					$10,395	$839

2013	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Transmission	$2,011,289	$814,849	2.3%	39	-	60	$—	$—	NA	NA
Distribution	3,877,532	1,023,313	2.7%	12	-	60	—	—	NA	NA
CWIP	185,428	(29,825)	NM	NM			—	—	NA	NA
Other	354,195	163,894	7.5%	25	-	50	10,378	811	NM	NM
Total	$6,428,444	$1,972,231					$10,378	$811

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2014
(in thousands)
APCo (a)(d)	$152,607	$9,081	$—	$(23,992)	$10,681	$—	$148,377
I&M (a)(b)(d)	1,255,184	60,005	—	(1,380)	28,740	—	1,342,549
OPCo (a)(d)	1,297	80	—	(26)	10	—	1,361
PSO (a)(d)	22,928	1,786	—	(749)	14,055	—	38,020
SWEPCo (a)(c)(d)	87,630	5,156	—	(1,102)	2,710	—	94,394

Company	ARO as of December 31, 2012	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2013
(in thousands)
APCo (a)(d)	$115,168	$7,343	$—	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	—	(635)	(9,152)	—	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	—	(755)	(19)	—	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	—	87,630

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.3 billion and $1.2 billion as of December 31, 2014 and 2013.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,053	$2,353	$1,684
I&M	18,873	19,943	9,724
OPCo	6,913	4,961	3,492
PSO	3,071	4,187	2,007
SWEPCo	11,947	7,338	57,054

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,810	$1,522	$1,347
I&M	8,015	9,752	4,717
OPCo	4,436	10,102	9,046
PSO	1,792	2,272	1,098
SWEPCo	6,949	4,262	48,499

Jointly-owned Electric Facilities

			Company’s Share as of December 31, 2014
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50.0%	$801,536	$119,921	$492,184

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$94,678	$2,558	$57,490

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$329,706	$3,739	$201,321
Flint Creek Generating Station, Unit 1 (d)	Coal	50.0%	125,114	119,629	67,948
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	531,064	36,490	381,058
Turk Generating Plant (d)	Coal	73.33%	1,647,005	889	69,820
Total			$2,632,889	$160,747	$720,147

			Company’s Share as of December 31, 2013
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (d)	Coal	50%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (d)	Coal	73.33%	1,638,044	13,081	35,455
Total			2,541,453	143,326	674,439

(a)	Operated by I&M.

(b)	Operated by PSO and also jointly-owned (54.7%) by TNC.

(c)	Operated by CLECO, a nonaffiliated company.

(d)	Operated by SWEPCo.

Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization

2012	Regulated				Nonregulated
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)
Generation	1.7%	35	-	70	NA	NA
Transmission	1.9%	40	-	75	NA	NA
Distribution	2.4%	30	-	65	NA	NA
CWIP	NM	NM			NA	NA
Other	6.6%	5	-	40	NM	NM

NA	Not applicable.

NM	Not meaningful.

PSO

2014	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,264,724	$585,653	1.7%	35	-	70	$—	$—	NA	NA
Transmission	788,911	161,056	1.9%	40	-	75	—	—	NA	NA
Distribution	2,080,221	366,325	2.4%	30	-	65	—	—	NA	NA
CWIP	204,753	(11,055)	NM	NM			—	—	NA	NA
Other	416,398	217,583	4.1%	5	-	40	5,170	(8)	NM	NM
Total	$4,755,007	$1,319,562					$5,170	$(8)

2013	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,203,221	$583,486	1.7%	35	-	70	$—	$—	NA	NA
Transmission	731,312	186,040	1.9%	40	-	75	—	—	NA	NA
Distribution	1,986,032	365,299	2.3%	30	-	65	—	—	NA	NA
CWIP	175,890	(15,138)	NM	NM			—	—	NA	NA
Other	387,856	203,841	4.1%	5	-	40	5,170	(6)	NM	NM
Total	$4,484,311	$1,323,528					$5,170	$(6)

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2014
(in thousands)
APCo (a)(d)	$152,607	$9,081	$—	$(23,992)	$10,681	$—	$148,377
I&M (a)(b)(d)	1,255,184	60,005	—	(1,380)	28,740	—	1,342,549
OPCo (a)(d)	1,297	80	—	(26)	10	—	1,361
PSO (a)(d)	22,928	1,786	—	(749)	14,055	—	38,020
SWEPCo (a)(c)(d)	87,630	5,156	—	(1,102)	2,710	—	94,394

Company	ARO as of December 31, 2012	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2013
(in thousands)
APCo (a)(d)	$115,168	$7,343	$—	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	—	(635)	(9,152)	—	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	—	(755)	(19)	—	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	—	87,630

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.3 billion and $1.2 billion as of December 31, 2014 and 2013.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,053	$2,353	$1,684
I&M	18,873	19,943	9,724
OPCo	6,913	4,961	3,492
PSO	3,071	4,187	2,007
SWEPCo	11,947	7,338	57,054

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,810	$1,522	$1,347
I&M	8,015	9,752	4,717
OPCo	4,436	10,102	9,046
PSO	1,792	2,272	1,098
SWEPCo	6,949	4,262	48,499

Jointly-owned Electric Facilities

			Company’s Share as of December 31, 2014
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50.0%	$801,536	$119,921	$492,184

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$94,678	$2,558	$57,490

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$329,706	$3,739	$201,321
Flint Creek Generating Station, Unit 1 (d)	Coal	50.0%	125,114	119,629	67,948
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	531,064	36,490	381,058
Turk Generating Plant (d)	Coal	73.33%	1,647,005	889	69,820
Total			$2,632,889	$160,747	$720,147

			Company’s Share as of December 31, 2013
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (d)	Coal	50%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (d)	Coal	73.33%	1,638,044	13,081	35,455
Total			2,541,453	143,326	674,439

(a)	Operated by I&M.

(b)	Operated by PSO and also jointly-owned (54.7%) by TNC.

(c)	Operated by CLECO, a nonaffiliated company.

(d)	Operated by SWEPCo.

Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization

2012	Regulated				Nonregulated
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)
Generation (a)	2.2%	35	-	65	NA	NA
Transmission	2.3%	50	-	70	NA	NA
Distribution	2.6%	25	-	65	NA	NA
CWIP (a)	NM	NM			NA	NA
Other	6.6%	7	-	47	NM	NM

(a)	SWEPCo's regulated section includes amounts related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.

NA	Not applicable.

NM	Not meaningful.

2013	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation (a)	$3,764,429	$1,062,166	2.2%	40	-	70	$—	$—	NA	NA
Transmission	1,165,167	312,567	2.3%	50	-	70	—	—	NA	NA
Distribution	1,843,912	563,087	2.6%	25	-	65	—	—	NA	NA
CWIP (a)	281,849	(7,355)	NM	NM			—	—	NA	NA
Other	574,131	326,871	5.0%	7	-	51	295,099	134,316	NM	NM
Total	$7,629,488	$2,257,336					$295,099	$134,316

SWEPCo

2014	Regulated						Nonregulated
Functional Class of Property	Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges			Property, Plant and Equipment	Accumulated Depreciation	Annual Composite Depreciation Rate	Depreciable Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation (a)	$3,864,543	$1,101,244	2.2%	40	-	70	$—	$—	NA	NA
Transmission	1,300,729	328,783	2.2%	50	-	70	—	—	NA	NA
Distribution	1,894,572	576,808	2.7%	25	-	65	—	—	NA	NA
CWIP (a)	471,689	(8,454)	NM	NM			291	—	NA	NA
Other	587,027	361,892	4.8%	7	-	51	291,726	143,017	NM	NM
Total	$8,118,560	$2,360,273					$292,017	$143,017

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2014
(in thousands)
APCo (a)(d)	$152,607	$9,081	$—	$(23,992)	$10,681	$—	$148,377
I&M (a)(b)(d)	1,255,184	60,005	—	(1,380)	28,740	—	1,342,549
OPCo (a)(d)	1,297	80	—	(26)	10	—	1,361
PSO (a)(d)	22,928	1,786	—	(749)	14,055	—	38,020
SWEPCo (a)(c)(d)	87,630	5,156	—	(1,102)	2,710	—	94,394

Company	ARO as of December 31, 2012	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	Contribution/ (Distribution) of OPCo Generation Assets	ARO as of December 31, 2013
(in thousands)
APCo (a)(d)	$115,168	$7,343	$—	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	—	(635)	(9,152)	—	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	—	(755)	(19)	—	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	—	87,630

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.3 billion and $1.2 billion as of December 31, 2014 and 2013.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$3,810	$1,522	$1,347
I&M	8,015	9,752	4,717
OPCo	4,436	10,102	9,046
PSO	1,792	2,272	1,098
SWEPCo	6,949	4,262	48,499

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,053	$2,353	$1,684
I&M	18,873	19,943	9,724
OPCo	6,913	4,961	3,492
PSO	3,071	4,187	2,007
SWEPCo	11,947	7,338	57,054

Jointly-owned Electric Facilities

			Company’s Share as of December 31, 2014
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50.0%	$801,536	$119,921	$492,184

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$94,678	$2,558	$57,490

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$329,706	$3,739	$201,321
Flint Creek Generating Station, Unit 1 (d)	Coal	50.0%	125,114	119,629	67,948
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	531,064	36,490	381,058
Turk Generating Plant (d)	Coal	73.33%	1,647,005	889	69,820
Total			$2,632,889	$160,747	$720,147

			Company’s Share as of December 31, 2013
Company	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in thousands)
I&M
Rockport Generating Plant (a)(e)	Coal	50%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (b)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (c)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (d)	Coal	50%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (d)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (d)	Coal	73.33%	1,638,044	13,081	35,455
Total			2,541,453	143,326	674,439

(a)	Operated by I&M.

(b)	Operated by PSO and also jointly-owned (54.7%) by TNC.

(c)	Operated by CLECO, a nonaffiliated company.

(d)	Operated by SWEPCo.